4. LEASEHOLD IMPROVEMENT LOAN (Details) (USD $)	Dec. 31, 2011
Leasehold Improvement Loan Details
2012	$ 10,576
2013	11,569
2014	12,654
2015	13,841
2016	15,139
Thereafter	35,410
Total	$ 99,189